Summary of Significant Accounting Policies (Property, Plant and Equipment) (Details)	12 Months Ended
Mar. 31, 2020
Leasehold land and buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Leasehold land and buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Plant and machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Plant and machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years